Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Operating activities:
Net income	$ 167,319	$ 205,104	$ 215,931
Adjustments to reconcile net income to net cash provided by operating activities:
Provision for credit loss	45,379	18,843	6,112
Specific reserve, other real estate owned	1,539	322	3,071
Depreciation of bank premises and equipment	28,318	28,270	25,873
Gain on sale of bank premises and equipment	(40)	(237)	(1,456)
Gain on sale of other real estate owned	(892)	(1,470)	(1,465)
Accretion of investment securities discounts	(500)	(428)	(271)
Amortization of investment securities premiums	39,039	20,549	20,087
Investment securities transactions, net	5	12	141
Unrealized gain (loss) on equity securities with readily determinable fair values	(107)	(158)	388
Stock based compensation expense	743	980	1,035
Losses (earnings) from affiliates and other investments	74	(3,914)	(15,484)
Deferred income taxes	(3,122)	3,309	5,143
(Increase) decrease in accrued interest receivable	(1,261)	183	(2,347)
Decrease (increase) in other assets	42,571	8,043	(51,827)
(Decrease) increase in other liabilities	(13,932)	32,157	24,916
Net cash provided by operating activities	305,133	311,565	229,847
Investing activities:
Proceeds from maturities of securities	1,075		2,275
Proceeds from sales and calls of available for sale securities	42,350	94,585	38,175
Proceeds from sales of equity securities with readily determinable fair values			21,607
Purchases of available for sale securities	(1,819,814)	(893,301)	(47,346)
Principal collected on mortgage backed securities	2,058,626	882,479	675,304
Net increase in loans	(647,213)	(375,621)	(258,142)
Purchases of other investments	(44,447)	(52,795)	(43,418)
Distributions from other investments	64,860	44,919	3,668
Purchases of bank premises and equipment	(6,725)	(29,590)	(21,395)
Proceeds from sales of bank premises and equipment	904	1,861	4,533
Proceeds from sales of other real estate owned	6,679	9,405	4,179
Net cash (used in) provided by investing activities	(343,705)	(318,058)	379,440
Financing activities:
Net increase in non-interest bearing demand deposits	1,169,909	91,065	211,585
Net increase (decrease) in savings and interest bearing demand deposits	584,676	(408)	23,106
Net increase (decrease) in time deposits	141,241	38,832	(83,038)
Net increase (decrease) in securities sold under repurchase agreements	191,612	6,547	(123,816)
Net decrease in other borrowed funds	(190,184)	(79,154)	(489,560)
Redemption of long-term debt		(25,774)
Repurchase of outstanding common stock warrant			(29,005)
Purchase of treasury stock	(48,878)	(17,845)	(19,042)
Proceeds from stock transactions	542	1,923	1,522
Payments of cash dividends - common	(69,928)	(68,670)	(49,599)
Net cash used in financing activities	1,778,990	(53,484)	(557,847)
Increase (decrease) in cash and cash equivalents	1,740,418	(59,977)	51,440
Cash and cash equivalents at beginning of period	256,820	316,797	265,357
Cash and cash equivalents at end of period	1,997,238	256,820	316,797
Supplemental cash flow information:
Interest paid	41,975	56,728	50,623
Income taxes paid	34,826	44,089	40,565
Non-cash investing and financing activities:
Net transfers from loans to other real estate owned	4,526	22,015	$ 32,610
Establishment of lease liability and right-of-use asset		$ 6,171
Net transfers from bank premises and equipment to other assets	$ 4,260